Subsequent Events (Details) - USD ($)			1 Months Ended
	May 03, 2016	Jan. 19, 2016	Apr. 28, 2016	Jan. 29, 2016	Mar. 31, 2016
Subsequent Events (Textual)
Common shares issued for payment of interest in lieu of cash, shares		6,283
Common shares issued for payment of interest in lieu of cash		$ 60,000
Business acquisition, ownership percentage				95.00%
Merger agreement, Description				The Company filed a preliminary 14A Proxy Statement informing its shareholders of the Company's intent to hold a shareholder meeting in order to vote on certain proposals to amend the Articles of Incorporation to increase of the authorized shares of common stock to 100,000,000 shares, to effect the creation of 5,000,000 shares of "blank check" preferred stock, to approve a reverse stock split of the common stock 1 for 250, and to change the name of the corporation to Ecoark Holdings Inc., the approval of which were conditions to closing the merger with Ecoark. The Company's shareholders approved the proposals, and the merger was completed in March 2016. In accordance with SEC SAB Topic 4:C, the Company has given retroactive effect to the reverse split of the common stock 1 for 250.
Equity ownership percentage					65.00%
Subsequent Event [Member]
Subsequent Events (Textual)
Common stock shares issued to legal and other consultants			625,000
Private placement offering capital raised			$ 17,347,000
Private placement offering additional common shares issued			1,949,000
Private placement offering additional warrants issued			1,949,000
Warrants strike price			$ 5.00
Common stock issued in exchange of Sable's membership interests	2,000,000
Lock-up agreement , Description	The seller shall be subject to a lock-up agreement (the "Lock-Up Agreement") that releases shares from the Lock-Up Agreement over a period of one year (the "Lock-Up Period"). Under the Lock-Up Agreement, the seller shall be permitted to sell 33.3% of the Shares received by the seller after the six-month anniversary of the closing of the transaction. Thereafter, an additional 33.3% of the Shares shall be released at the end of each subsequent three-month period until the end of the Lock-Up Period.
Warrants expiration date			Dec. 31, 2018